BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS - Summary (Details) - COP ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 12,938,759	$ 15,648,606
Obligations granted by foreign banks
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	7,370,339	9,139,834
Obligations granted by domestic banks
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 5,568,420	$ 6,508,772